Cover	Mar. 16, 2023
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On March 17, 2023, Tech and Energy Transition Corporation (the “Corporation”) filed a Current Report on Form 8-K (the “Original 8-K”) reporting the results of its special meeting of stockholders held on March 16, 2023 and disclosing information regarding the redemption of the Corporation’s Class A common stock. This amendment to the Original 8-K is being filed for the sole purpose of amending the anticipated last day of trading from the close of business on March 27, 2023 to the close of business on March 28, 2023 as set forth below, and should be read in conjunction with the Original 8-K. No other changes are being made to the Original 8-K.
Document Period End Date	Mar. 16, 2023
Entity File Number	001-40198
Entity Registrant Name	TECH AND ENERGY TRANSITION CORPORATION
Entity Central Index Key	0001840920
Entity Tax Identification Number	83-0781939
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	125 W. 55th St.
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	231-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Common Stock, $0.0001 par value, and one-third of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A Common Stock, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	TETCU
Security Exchange Name	NASDAQ
Shares of Class A Common Stock included as part of the units
Title of 12(b) Security	Shares of Class A Common Stock included as part of the units
Trading Symbol	TETC
Security Exchange Name	NASDAQ
Redeemable Warrants Included As Part Of [Member]
Title of 12(b) Security	Redeemable warrants included as part of
Trading Symbol	TETCWS
Security Exchange Name	NASDAQ